Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001413891
Document Type	S-1/A
Entity Registrant Name	High Wire Networks, Inc.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This Registration Statement contains two prospectuses, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the public offering of 1,022,222 shares of High Wire Networks, Inc. (the “Company”) common stock (the “Public Offering Prospectus”) through the underwriter named on the cover page of the Public Offering Prospectus. ● Resale Prospectus. A prospectus to be used for the resale by the selling stockholders (the “Selling Stockholder”) set forth therein of 1,128,296 shares of the Company’s common stock (the “Resale Prospectus”). The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● it contains different outside and inside front covers and back covers; ● it contains different About This Offering sections in the Prospectus Summary section beginning on page Alt-1; ● it contains different Use of Proceeds sections on page Alt-2; ● a Private Placement section is included in the Resale Prospectus; ● a Selling Stockholder section is included in the Resale Prospectus; ● the Dilution section from the Public Offering Prospectus on page 30 is deleted from the Resale Prospectus; ● the Capitalization section from the Public Offering Prospectus on page 29 is deleted from the Resale Prospectus; ● the Underwriting section from the Public Offering Prospectus on page 70 is deleted from the Resale Prospectus and a Selling Shareholders Plan of Distribution is inserted in its place; and ● the Legal Matters section in the Resale Prospectus on page Alt-9 deletes the reference to counsel for the underwriter. The Company has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages, as well as the deletion of certain sections and disclosures in the Public Offering Prospectus and will be used for the resale offering by the Selling Shareholders.
Amendment Flag	true